CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME / (LOSS) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME / (LOSS) [Abstract]
Revenue		$ 368,554	$ 333,342		$ 394,661
Cost of revenue		(290,745)	(250,090)		(153,255)
Gross profit		77,809	83,252		241,406
Selling expenses		(8,246)	(11,683)		(8,448)
General and administrative expenses		(66,454)	(93,453)		(89,735)
Research and development expenses		(29,534)	(35,430)		(29,501)
Listing fee		(33,151)	0		0
Other operating income / (expenses)		3,791	(3,628)		14,625
Other net gain		3,538	357	[1]	2,483
Profit / (loss) from operations		(52,247)	(60,585)		130,830
Finance income / (expenses)		1,276	(4,181)		59
Profit / (loss) before taxation		(50,971)	(64,766)		130,889
Income tax benefit / (expense)		(5,685)	4,400		(48,246)
Profit / (loss) for the year		(56,656)	(60,366)		82,643
Item that may be reclassified to profit or loss
Exchange differences on translation of financial statements		(26)	(22)		(195)
Other comprehensive loss for the year, net of tax		(26)	(22)		(195)
Total comprehensive income / (loss) for the year		$ (56,682)	$ (60,388)		$ 82,448
Earnings / (loss) per share
Basic earnings / (loss) per share (in dollars per share)	[2]	$ (0.51)	$ (0.56)		$ 0.76
Diluted earnings / (loss) per share (in dollars per share)	[2]	$ (0.51)	$ (0.56)		$ 0.75
Weighted average number of shares outstanding (thousand shares)
Weighted average number of shares outstanding - basic (in shares)	[2],[3]	110,494	108,681		108,681
Weighted average number of shares outstanding - diluted (in shares)	[2]	110,494	108,681		111,243

[1]	The Group signed a project investment agreement with a third party in April 2021 and made a payment of approximately $2 million. The project was later forfeited, and the Group is actively collecting the paid amount, which was impaired as of June 30, 2021 based on management’s estimate over the likelihood of collection at current stage.
[2]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.
[3]	The weighted average number of ordinary shares outstanding for the years ended December 31, 2022 and 2021 was retrospectively adjusted to reflect the reverse recapitalization effectuated in April 2023. See Note 1